UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	 RiverPoint Capital Management, Inc.
Address: 312 Walnut Street
	 Suite 3120
	 Cincinnati, OH  45202
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  		Russell S. Sims
Title:    	Managing Director
Phone:    	513-421-3100
Signature, 	Place,	and Date of Signing:
Russell S. Sims 	Cincinnati, Ohio    	May 8, 2003
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Equity Analysts Inc.




FORM 13F SUMMARY PAGE
REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:  0
FORM 13F Information Table Entry Total: 133
Form 13F Information Table Value Total:

List of Other Included Managers: None



FORM 13F  INFORMATION TABLE

		        TITLE		  VALUE SHARES/ SH/ INVT    VOTNG AUTH
NAME OF ISSUER      OF CLASS   CUSIP   X 1,000 PRN AMT PRN DSCTN SOLE SHRD NONE
--------                -----   --------   -----  ------- -- ---- ------ -- --
Abbott Laboratories	Common	002824100  3,865  102,760 SH Sole 102,760 0  0
Accenture LTD CL A	Common	G1150G111    259   16,700 SH Sole  16,700 0  0
Adobe Systems Inc	Common	00724F101    852   27,636 SH Sole  27,636 0  0
Air Products & Chem	Common	009158106  1,293   31,200 SH Sole  31,200 0  0
Alcoa Inc		Common	013817101  3,527  182,010 SH Sole 182,010 0  0
Altera Corp		Common	021441100    208   15,350 SH Sole  15,350 0  0
Altria Group, Inc.	Common	02209S103    214    7,140 SH Sole   7,140 0  0
American Express Co	Common	025816109  2,871   86,400 SH Sole  86,400 0  0
American Intl Group	Common	026874107  7,483  151,320 SH Sole 151,320 0  0
Amgen Inc		Common	031162100  4,472   77,703 SH Sole  77,703 0  0
Anadarko Petroleum Corp	Common	032511107  1,677   36,864 SH Sole  36,864 0  0
Anheuser Busch Cos	Common	035229103  4,079   87,523 SH Sole  87,523 0  0
Automatic Data Proc	Common	053015103  2,416   78,475 SH Sole  78,475 0  0
Banc One Corp		Common	06423A103    210    6,068 SH Sole   6,068 0  0
Bank Of Amer Corp	Common	060505104  2,330   34,856 SH Sole  34,856 0  0
Bed Bath & Beyond Inc	Common	075896100    226    6,550 SH Sole   6,550 0  0
Bellsouth Corp		Common	079860102    314   14,502 SH Sole  14,502 0  0
Berkshire Hathaway Cl B	Common	084670207    568      266 SH Sole     266 0  0
Biomet Inc.		Common	090613100  1,858   60,636 SH Sole  60,636 0  0
Blackrock Fla Insd 2008	Common	09247H106    238   15,000 SH Sole  15,000 0  0
Blackrock Insd Muni  Fd	Common	092474105  1,282  115,559 SH Sole 115,559 0  0
Blackrock Muni Tgt Tr	Common	09247m105    753   69,000 SH Sole  69,000 0  0
Boeing Co		Common	097023105  1,763   70,348 SH Sole  70,348 0  0
BP Amoco PLC		Common	055622104  2,160   55,962 SH Sole  55,962 0  0
Bristol-Myers Squibb	Common	110122108    662   31,338 SH Sole  31,338 0  0
Cardinal Health Inc	Common	14149Y108  3,670   64,425 SH Sole  64,425 0  0
Caterpillar Inc		Common	149123101  3,981   80,920 SH Sole  80,920 0  0
Chevrontexaco		Common	166764100  1,237   19,139 SH Sole  19,139 0  0
Cincinnati Finl Corp.	Common	172062101    406   11,581 SH Sole  11,581 0  0
Cintas Corp		Common	172908105  1,072   32,572 SH Sole  32,572 0  0
Cisco Systems Inc	Common	17275R102  5,445  419,496 SH Sole 419,496 0  0
Citigroup Inc		Common	172967101  4,535  131,647 SH Sole 131,647 0  0
Clorox Company		Common	189054109    270    5,850 SH Sole   5,850 0  0
Coca Cola Co		Common	191216100  1,636   40,419 SH Sole  40,419 0  0
Colgate-Palmolive Co.	Common	194162103    768   14,108 SH Sole  14,108 0  0
Conocophillips		Common	20825C104  1,189   22,190 SH Sole  22,190 0  0
Dell Computer Corp	Common	247025109  1,831   67,048 SH Sole  67,048 0  0
Dow Chemical Co		Common	260543103  2,252   81,555 SH Sole  81,555 0  0
E I Du Pont De Nemours 	Common	263534109    267    6,875 SH Sole   6,875 0  0
E W Scripps Co		Common	811054204    293    3,866 SH Sole   3,866 0  0
Ecolab Inc		Common	278865100  1,389   28,167 SH Sole  28,167 0  0
Eli Lilly & Co		Common	532457108    631   11,042 SH Sole  11,042 0  0
Emerson Electric Co	Common	291011104  1,058   23,324 SH Sole  23,324 0  0
Equity Office Proprties	Common	294741103    349   13,710 SH Sole  13,710 0  0
Exxon Mobil Corp	Common	30231G102  9,357  267,733 SH Sole 267,733 0  0
Fannie Mae		Common	313586109  2,392   36,596 SH Sole  36,596 0  0
Fedex Corp		Common	31428X106  4,736   85,996 SH Sole  85,996 0  0
Fifth Third Bancorp	Common	316773100  3,106   61,827 SH Sole  61,827 0  0
First Data Corp		Common	319963104  3,073   83,021 SH Sole  83,021 0  0
Forest Laboratories Inc	Common	345838106    623   11,550 SH Sole  11,550 0  0
Freddie Mac		Common	313400301    281    5,294 SH Sole   5,294 0  0
Gannett Inc		Common	364730101  1,210   17,182 SH Sole  17,182 0  0
Genentech Inc.		Common	368710406    259    7,400 SH Sole   7,400 0  0
General Dynamics	Common	369550108    757   13,750 SH Sole  13,750 0  0
General Electric Co	Common	369604103  4,450  174,502 SH Sole 174,502 0  0
General Mills		Common	370334104  4,081   89,603 SH Sole  89,603 0  0
Gentex Corp		Common	371901109    807   31,700 SH Sole  31,700 0  0
Gillette Co.		Common	375766102    485   15,665 SH Sole  15,665 0  0
Guidant Corp		Common	401698105    585   16,169 SH Sole  16,169 0  0
H.J. Heinz Co.		Common	423074103    263    9,000 SH Sole   9,000 0  0
Hewlett Packard Co	Common	428236103    500   32,127 SH Sole  32,127 0  0
Home Depot Inc		Common	437076102  4,723  193,882 SH Sole 193,882 0  0
Honeywell Intl Inc	Common	438516106    963   45,075 SH Sole  45,075 0  0
Hospitality Props Trust	Common	44106M102    220    7,200 SH Sole   7,200 0  0
IBM Corp		Common	459200101  3,114   39,699 SH Sole  39,699 0  0
Illinois Tool Works Inc	Common	452308109    992   17,055 SH Sole  17,055 0  0
Intel Corp		Common	458140100  5,209  319,942 SH Sole 319,942 0  0
Intuit Inc		Common	461202103    405   10,875 SH Sole  10,875 0  0
J P Morgan Chase & Co	Common	46625H100    225    9,506 SH Sole   9,506 0  0
Johnson & Johnson	Common	478160104  7,194  124,320 SH Sole 124,320 0  0
Kaneb Pipeline Partship	Common	484169107    651   17,700 SH Sole  17,700 0  0
Kimberly Clark Corp	Common	494368103    329    7,245 SH Sole   7,245 0  0
Kinder Morgan Energy 	Common	494550106  1,645   44,450 SH Sole  44,450 0  0
KLA-Tencor Corp		Common	482480100    332    9,250 SH Sole   9,250 0  0
Kroger Co		Common	501044101    744   56,573 SH Sole  56,573 0  0
Marsh & Mclennan Cos	Common	571748102  3,263   76,548 SH Sole  76,548 0  0
Mattel Inc		Common	577081102  4,289  190,625 SH Sole 190,625 0  0
McGraw Hill Companies 	Common	580645109  1,192   21,450 SH Sole  21,450 0  0
Medicis Pharmaceutical	Common	584690309    866   15,575 SH Sole  15,575 0  0
Medimmune Inc		Common	584699102    756   23,025 SH Sole  23,025 0  0
Medtronic Inc		Common	585055106  3,100   68,699 SH Sole  68,699 0  0
Mellon Bank		Common	58551A108    447   21,010 SH Sole  21,010 0  0
Merck & Co Inc		Common	589331107  4,272   77,994 SH Sole  77,994 0  0
Merrill Lynch & Co Inc	Common	590188108  1,456   41,118 SH Sole  41,118 0  0
Microsoft Corp		Common	594918104  5,808  239,913 SH Sole 239,913 0  0
Minnesota Mining & Mfg	Common	88579y101    705    5,425 SH Sole   5,425 0  0
Morgan Stanley		Common	617446448  1,205   31,421 SH Sole  31,421 0  0
Nabors Industries, Inc.	Common	g6359f103    373    9,350 SH Sole   9,350 0  0
National City Corp.	Common	635405103    504   18,080 SH Sole  18,080 0  0
Nokia Corp - Spons ADR	Common	654902204  2,306  164,617 SH Sole 164,617 0  0
North Fork Bancorp	Common	659424105  1,714   58,199 SH Sole  58,199 0  0
Northern Border Part	Common	664785102  2,547   66,634 SH Sole  66,634 0  0
Omnicom Group Inc	Common	681919106  1,629   30,076 SH Sole  30,076 0  0
Oracle Corp		Common	68389X105    785   72,326 SH Sole  72,326 0  0
Pepsico Inc		Common	713448108  4,688  117,190 SH Sole 117,190 0  0
Pfizer Inc		Common	717081103  7,557  242,512 SH Sole 242,512 0  0
Procter & Gamble Co	Common	742718109 13,619  152,940 SH Sole 152,940 0  0
Qualcomm Inc.		Common	747525103    349    9,700 SH Sole   9,700 0  0
Royal Dutch Petr-ADR	Common	780257804  2,099   51,500 SH Sole  51,500 0  0
SBC Communications Inc	Common	78387G103    527   26,285 SH Sole  26,285 0  0
Schering Plough Corp	Common	806605101    494   27,699 SH Sole  27,699 0  0
Schlumberger Ltd.	Common	806857108    648   17,040 SH Sole  17,040 0  0
Sky Financial Group	Common	830p1030     282   14,361 SH Sole  14,361 0  0
Southern Co		Common	842587107    356   12,500 SH Sole  12,500 0  0
Southwest Airlines Co	Common	844741108  1,225   85,328 SH Sole  85,328 0  0
Sovran Self Storage Inc	Common	84610h108    288   10,100 SH Sole  10,100 0  0
Standard & Poors Dep 	Common	78462F103    229    2,703 SH Sole   2,703 0  0
Staples Inc		Common	855030102  1,234   67,300 SH Sole  67,300 0  0
State Street Corp.	Common	857477103    331   10,450 SH Sole  10,450 0  0
Sungard Data Systems 	Common	867363103    974   45,750 SH Sole  45,750 0  0
Supervalu Inc		Common	868536103    555   35,786 SH Sole  35,786 0  0
Sysco Corp		Common	871829107  3,057  120,150 SH Sole 120,150 0  0
Target Corp		Common	87612E106    879   30,050 SH Sole  30,050 0  0
Technology Flavors & 	Common	87869A104    255  299,600 SH Sole 299,600 0  0
Tidewater Inc		Common	886423102    527   18,350 SH Sole  18,350 0  0
United Technologies 	Common	913017109  4,470   77,365 SH Sole  77,365 0  0
Unitedhealth Group Inc	Common	91324P102  1,215   13,250 SH Sole  13,250 0  0
Unizan Financial Corp	Common	91528w101    238   12,967 SH Sole  12,967 0  0
US Bancorp		Common	902973304  1,166   61,424 SH Sole  61,424 0  0
Valero Lp		Common	91913W104    951   25,900 SH Sole  25,900 0  0
Verizon Communications	Common	92343V104  3,456   97,772 SH Sole  97,772 0  0
Vodafone Group PLC	Common	92857W100    948   52,025 SH Sole  52,025 0  0
Wachovia Corp.		Common	929903102    336    9,864 SH Sole   9,864 0  0
Walgreen Co		Common	931422109  2,776   94,163 SH Sole  94,163 0  0
Wal-Mart Stores Inc	Common	931142103  4,713   90,580 SH Sole  90,580 0  0
Walt Disney Co Holding	Common	254687106  3,434  201,746 SH Sole 201,746 0  0
Wells Fargo & Co-New	Common	949746101  4,328   96,204 SH Sole  96,204 0  0
Williams Energy Part	Common	969491109    956   25,900 SH Sole  25,900 0  0
Wm Wrigley Jr Co	Common	982526105    670   11,850 SH Sole  11,850 0  0
Wyeth			Common	983024100  1,150   30,397 SH Sole  30,397 0  0
Xilinx Inc		Common	983919101    842   35,950 SH Sole  35,950 0  0
XL Capital Ltd Cl-A	Common	G98255105  3,074   43,433 SH Sole  43,433 0  0
Zimmer Holdings Inc	Common	98956P102    337    6,931 SH Sole   6,931 0  0